INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Components of income tax expense (benefit)
	December 31,
	2020	2019
Deferred:
Federal	$39,000	$49,000
State	(10,000)	6,000
	29,000	55,000
Change in valuation allowance	(29,000)	(55,000)
	$0	$0

Deferred tax assets and liabilities
	December 31,
	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$1,550,000	$1,650,000
Defined benefit pension liability	60,000	60,000
Operating Lease ROU	(30,000)	(48,000)
Operating Lease Liability	30,000	48,000
Deferred Revenue	11,000	0
Reserves and accrued expenses payable	293,000	233,000
Gross deferred tax asset	1,914,000	1,943,000
Deferred tax asset valuation allowance	(1,914,000)	(1,943,000)
Net deferred tax asset	$0	$0

Effective income tax rate reconciliation
	December 31,
	2020	2019
Statutory U.S. federal tax rate	21.0%	21.0%

Change in valuation allowance	(4.2)	(115.6)
Net operating loss carryforward expiration	13.4	71.5
State taxes	(1.5)	12.8
Expired stock-based compensation	1.0	3.1
Forgiveness of PPP loan	(29.9)	0.0
Other permanent non-deductible items	.2	7.2
Effective income tax rate	0.0%	0.0%